Cover	Nov. 03, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2020
Entity File Number	001-38759
Entity Registrant Name	CF FINANCE ACQUISITION CORP.
Entity Central Index Key	0001728041
Entity Tax Identification Number	47-3806343
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	110 East 59th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	938-5000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one share of Class A common stock and three-quarters of one redeemable warrant
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and three-quarters of one redeemable warrant
Trading Symbol	CFFAU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	CFFA
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for Class A common stock at an exercise price of $11.50 per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for Class A common stock at an exercise price of $11.50 per share
Trading Symbol	CFFAW
Security Exchange Name	NASDAQ